Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Reasonable income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses  (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 64% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares(with or without redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares(with or without redemption)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio invests in a broad group of carefully selected securities that the portfolio's adviser believes are reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests predominantly in equity securities. For purposes of the portfolio's investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.The portfolio primarily invests in securities of U.S. issuers. The portfolio may invest up to 15% of its total assets in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers.The portfolio may invest up to 15% of its net assets in REITs.The portfolio may invest in initial public offerings of equity securities. The portfolio may also invest in investment grade and below investment grade debt securities (known as “junk bonds”).The portfolio may, but is not required to, use derivatives. The portfolio may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio may also hold cash or other short-term investments.The portfolio's investment adviser uses a value approach to select the portfolio's investments to buy and sell. Using this investment style and environmental, social and corporate governance (ESG) analysis described below, the adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. In selecting securities, the adviser considers a security's potential to provide a reasonable amount of income. The adviser focuses on the quality and price of individual issuers.The adviser integrates ESG analysis into its investment process by focusing on companies with sustainable business models and evaluating ESG-related risks as part of its research recommendations. When evaluating an issuer as an investment opportunity, the adviser considers ESG information in the context of the issuer’s respective sector or industry. In addition to making its own ESG evaluations, the adviser considers ESG ratings (where available) provided by third parties or internal sources. The adviser considers these ratings as part of the investment decision making process, including in seeking to avoid investing in companies that present the most ESG risk, as indicated by the ratings, which may impact the issuer’s ability to generate long-term value for its shareholders. When selecting investments, the adviser generally does not consider as eligible investments those companies that, in the judgment of the adviser, have lower ESG ratings, relative to other companies both within the relevant industry and within the applicable universe of companies, subject to exception where one or more ratings, in the judgment of the adviser, do not reflect a company’s ESG attributes. The portfolio generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products and certain controversial military weapons, and the operation of thermal coal mines and gambling casinos and other gaming businesses.The adviser generally will not invest portfolio assets in (i) companies that the adviser determines have significant involvement in the manufacturing of complete tobacco products, (ii) companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs, (iii) companies developing or planning to develop new thermal coal capacities, companies generating more than 20% of their revenue from thermal coal mining extraction, companies with annual thermal coal extraction of 70MT or more without intention to reduce, or companies with revenue in thermal coal mining extraction and thermal coal power generation that exceeds 50% of their revenue, or (iv) issuers that violate, repeatedly and seriously, one or more of the ten principles of the UN Global Compact, without credible corrective action.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The portfolio's past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I and Class II shares of the portfolio over time and compares these returns to the returns of the Standard & Poor’s 500 Index (the S&P 500).The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.The portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I and Class II shares of the portfolio over time and compares these returns to the returns of the Standard & Poor’s 500 Index (the S&P 500).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual return Class I Shares (%)(Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:ReturnsPeriod BeginningPeriod EndingHighest Calendar Quarter20.04%04/01/2020 to06/30/2020Lowest Calendar Quarter-17.31%04/01/2022 to06/30/2022
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return (%)(for periods ended December 31, 2023)
Pioneer Fund VCT Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the portfolio.
Pioneer Fund VCT Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pioneer Fund VCT Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk. The market prices of securities or other assets held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the portfolio's securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the portfolio's investments, impair the portfolio's ability to satisfy redemption requests, and negatively impact the portfolio’s performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the portfolio invests. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the portfolio invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China, or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the portfolio, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the portfolio's opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the portfolio's assets may go down.Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the portfolio’s investments may be negatively affected. The portfolio may experience a substantial or complete loss on any security or derivative position.
Pioneer Fund VCT Portfolio | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value and bid up the price or the factors that the adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Pioneer Fund VCT Portfolio | Portfolio Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio selection risk. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the adviser.
Pioneer Fund VCT Portfolio | ESG Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG risk. The portfolio’s adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the portfolio as compared with other funds that do not consider ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG factors. Accordingly, the portfolio may underperform other funds that do not utilize an investment strategy that considers ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the portfolio’s adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
Pioneer Fund VCT Portfolio | Risks of investments in real estate related securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investments in real estate related securities. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.
Pioneer Fund VCT Portfolio | Risks of warrants and rights [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of warrants and rights. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the portfolio loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the portfolio’s interest in the issuing company.
Pioneer Fund VCT Portfolio | Preferred Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred stocks risk. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Also, the market prices of preferred stocks are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Generally, under normal circumstances, preferred stocks do not carry voting rights. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than other securities. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.
Pioneer Fund VCT Portfolio | Risks of initial public offerings [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of initial public offerings. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. The purchase of IPO shares may involve high transaction costs.
Pioneer Fund VCT Portfolio | Risks Of Investment In Other Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investment in other funds. Investing in other investment companies, including other funds managed by the adviser, subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value. Such funds may trade at a discount for an extended period and may not ever realize their net asset value.
Pioneer Fund VCT Portfolio | Debt securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio. Junk bonds have a higher risk of default or are already in default and are considered speculative.
Pioneer Fund VCT Portfolio | Risks Of Non US Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has withdrawn from the EU (commonly known as “Brexit”). The range and potential implications of possible political, regulatory, economic, and market outcomes of Brexit cannot be fully known but could be significant, potentially resulting in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the portfolio's investments.Sanctions or other government actions against certain countries could negatively impact the portfolio’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets. China and other developing market countries may be subject to considerable degrees of economic, political and social instability. The U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. In addition, China's long-running conflict over Taiwan's sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union, issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and negatively affected global supply chains, food supplies, inflation and global growth. The U.S. and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain portfolio investments, on portfolio performance and the value of an investment in the portfolio.
Pioneer Fund VCT Portfolio | Market Segment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.
Pioneer Fund VCT Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk. Using stock index futures and options and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Pioneer Fund VCT Portfolio | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations. New derivatives regulations require the portfolio, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the portfolio to pursue its investment strategies and may not be effective to mitigate the portfolio's risk of loss from derivatives.
Pioneer Fund VCT Portfolio | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation risk. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The ability to value the portfolio’s investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Pioneer Fund VCT Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. Some securities and derivatives held by the portfolio may be or become impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. Illiquid securities and derivatives also may be difficult to value. Markets may become illiquid quickly. If the portfolio is forced to sell an illiquid asset or unwind a derivatives position to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
Pioneer Fund VCT Portfolio | Redemption risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The portfolio may experience heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Pioneer Fund VCT Portfolio | Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity risk. Cybersecurity failures by and breaches of the portfolio’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt portfolio operations, interfere with the portfolio’s ability to calculate its NAV, prevent portfolio shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the portfolio and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the portfolio's ability to plan for or respond to a cyber attack.
Pioneer Fund VCT Portfolio | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense risk. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Pioneer Fund VCT Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	0.80%
1	rr_ExpenseExampleYear01	$ 82
3	rr_ExpenseExampleYear03	255
5	rr_ExpenseExampleYear05	444
10	rr_ExpenseExampleYear10	990
1	rr_ExpenseExampleNoRedemptionYear01	82
3	rr_ExpenseExampleNoRedemptionYear03	255
5	rr_ExpenseExampleNoRedemptionYear05	444
10	rr_ExpenseExampleNoRedemptionYear10	$ 990
2014	rr_AnnualReturn2014	11.03%
2015	rr_AnnualReturn2015	(0.06%)
2016	rr_AnnualReturn2016	9.81%
2017	rr_AnnualReturn2017	21.72%
2018	rr_AnnualReturn2018	(1.51%)
2019	rr_AnnualReturn2019	31.33%
2020	rr_AnnualReturn2020	24.28%
2021	rr_AnnualReturn2021	27.98%
2022	rr_AnnualReturn2022	(19.50%)
2023	rr_AnnualReturn2023	28.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
1 Year	rr_AverageAnnualReturnYear01	28.93%
5 Years	rr_AverageAnnualReturnYear05	16.74%
10 Years	rr_AverageAnnualReturnYear10	12.22%
SinceInception	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1997
Pioneer Fund VCT Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.05%
1	rr_ExpenseExampleYear01	$ 107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	1,283
1	rr_ExpenseExampleNoRedemptionYear01	107
3	rr_ExpenseExampleNoRedemptionYear03	334
5	rr_ExpenseExampleNoRedemptionYear05	579
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
1 Year	rr_AverageAnnualReturnYear01	28.58%
5 Years	rr_AverageAnnualReturnYear05	16.45%
10 Years	rr_AverageAnnualReturnYear10	11.94%
SinceInception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2000
Pioneer Fund VCT Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
SinceInception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1997